Risk management - Trading market risk - VaR analysis and Backtesting (Details) - MXN ($) $ in Millions	6 Months Ended						12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Main market risk metric
Total VaR	$ 41						$ 41
VaR percentage							99.00%
Minimum
Main market risk metric
Total VaR	25						$ 25
Weighted average
Main market risk metric
Total VaR	41						41
Maximum
Main market risk metric
Total VaR	103						103
Trading market risk
Main market risk metric
Average daily Total VaR	38	$ 43	$ 46	$ 54	$ 150	$ 181	41	$ 50	$ 165	$ 66
Total VaR	41		41		74		41	41	74
Risk assumption profile, limit							$ 208	$ 239	$ 277
VaR percentage							99.00%	99.00%	99.00%
Trading market risk | Minimum
Main market risk metric
Total VaR	25	26	24		70	55	$ 25	$ 24	$ 70
Trading market risk | Weighted average
Main market risk metric
Increase (decrease) in Total VaR							(9)	(115)	99
Trading market risk | Maximum
Main market risk metric
Total VaR	$ 57	$ 103	$ 85		$ 207	$ 378	57	85	207
Interest rate risk
Main market risk metric
Average daily Total VaR							38	51	86
Interest rate risk | Weighted average
Main market risk metric
Average daily Total VaR										43
Currency risk
Main market risk metric
Average daily Total VaR							15	14	127	41
Equity price risk
Main market risk metric
Average daily Total VaR							$ 1	$ 2	$ 5	$ 3